Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 195,023	$ 164,898
Restricted cash	6,462	6,882
Accounts receivable	3,916	971
Inventories (Notes 2 and 5)	10,360	11,415
Due from related parties (Notes 3 and 9)	3,928	3,447
Fair value of derivatives (Notes 18 and 19)	416	0
Insurance claims receivable	2,722	2,886
Prepaid lease rentals (Note 11)	8,752	8,752
Accrued charter revenue (Note 12)	391	408
Prepayments and other	4,007	3,914
Vessel held for sale (Note 6)	7,035	6,256
Total current assets	243,012	209,829
FIXED ASSETS, NET:
Capital leased assets (Note 11)	422,603	384,872
Vessels, net (Note 6)	1,643,985	1,688,285
Total fixed assets, net	2,066,588	2,073,157
NON-CURRENT ASSETS:
Equity method investments (Notes 2 and 9)	160,789	153,126
Prepaid lease rentals, non-current (Note 11)	47,330	51,670
Accounts receivable, non-current (Note 3)	1,725	1,575
Deferred charges, net (Note 7)	18,256	20,367
Restricted cash	36,480	38,783
Fair value of derivatives, non-current (Notes 18 and 19)	2,186	762
Accrued charter revenue, non-current (Note 12)	0	185
Other non-current assets (Note 4)	9,191	8,970
Total assets	2,585,557	2,558,424
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 10)	180,961	198,277
Accounts payable	4,642	3,848
Due to related parties (Note 3)	218	191
Capital lease obligations, net (Note 11)	32,351	29,059
Accrued liabilities	11,488	11,109
Unearned revenue (Note 12)	17,087	19,668
Fair value of derivatives (Notes 18 and 19)	9,927	16,161
Other current liabilities	1,615	1,673
Total current liabilities	258,289	279,986
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 10)	754,482	856,330
Capital lease obligations, net of current portion (Note 11)	356,233	331,196
Unearned revenue, net of current portion (Note 12)	14,948	16,488
Total non-current liabilities	1,125,663	1,204,014
COMMITMENTS AND CONTINGENCIES (Note 13)	0	0
STOCKHOLDERS’ EQUITY:
Preferred stock (Note 14)	0	0
Common stock (Note 14)	10	9
Additional paid-in capital (Note 14)	1,162,148	1,057,423
Retained earnings	48,745	31,416
Accumulated other comprehensive loss (Notes 18 and 20)	(9,298)	(14,424)
Total stockholders’ equity	1,201,605	1,074,424
Total liabilities and stockholders’ equity	$ 2,585,557	$ 2,558,424